Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 22, 2023
Entity Registrant Name	dei_EntityRegistrantName	RiverPark Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001494928
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2023
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
Riverpark/Next Century Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section Riverpark/Next Century Growth Fund Retail Class Shares (Ticker Symbol: RPNCX) Institutional Class Shares (Ticker Symbol: RPNIX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RiverPark/Next Century Growth Fund (the “Fund”) seeks long-term capital appreciation through investments primarily in securities of small-cap companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The Fund does not charge any fees paid directly from your investment (including those commonly described as Load or Sales Charges). You may, however, be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares or Retail Class Shares, which are not reflected in the tables or the examples below. Shares of the Fund are available in other share classes that have different fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate at this time.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waiver agreement with the investment adviser for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The Fund defines small cap companies as those with market capitalizations, at the time of initial investment, of less than the market capitalization of the largest company in the Russell 2000® Index on a rolling three-year basis. As of May 31, 2023, the market capitalization of the largest company in the Russell 2000® Index on a rolling three-year basis was $29.1 billion.

The Fund seeks to achieve its investment objective by investing in companies that the Fund’s sub-adviser, Next Century Growth Investors, LLC (“Next Century” or the “Sub-Adviser”), believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Sub-Adviser employs a “bottom up” approach in its stock selection, which is the use of fundamental analysis to identify companies that it believes over the long term will surpass consensus earnings estimates.

The first step of the investment selection process is to screen for companies that either have exhibited greater than 15% revenue growth or are likely to achieve a greater than 15% revenue growth rate soon, in the opinion of the Sub-Adviser, based on its research and analysis of the company’s business and financial information.

Each company that passes the initial screen is then subject to a research review of the size of the market in which the company operates, the competitive landscape within that market and the company’s income statement. The Sub-Adviser seeks to invest in companies, which in its opinion, benefit from strong market share and manageable competition in large and/or expanding markets that can support long-term revenue and earnings growth.

The Fund is expected to maintain a diversified portfolio of approximately 40-60 stocks, although the actual number of portfolio holdings may vary due to market conditions. Position sizes will typically range up to 5% of the portfolio, although the Fund may at times hold positions greater than 5% of the portfolio. The Fund does not target any particular sector, and individual sectors are generally limited to the greater of 10% or 2x the weighting of such sector in the Russell 2000® Growth Index. The Fund’s sector weightings are the result of its bottom-up individual stock selections, which are subject to change, with holdings typically concentrated in the fastest growing sectors and industries. At launch, the Fund is expected to have significant exposure to the industrials, healthcare and information technology sectors.

Next Century believes in adhering to a strong sell discipline.  Positions are subject to sale based on several factors, including direct research that uncovers a change to the investment thesis, slower revenue growth, declining margins, earnings shortfalls, or a market valuation no longer justified by its current fundamentals.

Next Century’s uniqueness comes from having a small team of portfolio managers performing direct research and consistently applying a growth philosophy in all economic and market environments. Next Century believes its ability to construct a portfolio with high quality growth companies, combined with a strong sell discipline, has enabled it to outperform in the past. Next Century’s long-term track record encompasses periods of economic strength and weakness, both domestically and globally, as well as many volatile market environments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below. Each risk summarized below is a principal risk of investing in the Fund, and different risks may be more significant at different times depending upon market conditions or other factors.

No Operating History Risk. The Fund is an open-ended investment company with no history of operations. The Fund is designed for long-term investors and not as a trading vehicle.

Equity Securities Risks. The Fund will invest in equity securities and securities with exposure to equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests.

Growth Stock Risk. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Stock Market Risk. The Fund will invest in common stocks, which are subject to stock market risk. Stock market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Small and Medium Capitalization Company Risk. The Fund will invest in small or medium capitalization companies. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger capitalization companies. Compared to large cap companies, smaller cap companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Focus Risk. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Information Technology Risk. The Fund may invest in the Information Technology sector. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Healthcare Sector Risk. The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by healthcare companies and, as a result, the performance of the Fund will be impacted by economic, political and regulatory risks or other occurrences associated with the healthcare industry. Healthcare companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims and legislative or regulatory activities, among other factors.

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Management Risk. Management risk means that the Adviser’s or Sub-Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Fund and its investments. A health crisis may also exacerbate other pre-existing risks. The COVID-19 global pandemic and related shutdowns have caused, and could cause in the future, substantial market volatility and exchange trading suspensions and closures, affecting both the liquidity and the volatility of the Fund’s investments.

See “Description of Principal Risks” beginning on page 8 of the Prospectus for a discussion of each of these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including the risks listed below.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not begun operations, performance information is not yet available. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Once available, updated performance information may be obtained by calling 888-564-4517 or by visiting the Fund’s website at www.riverparkfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-564-4517
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Riverpark/Next Century Growth Fund | Retail Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPNCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 506
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPNIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 429

[1]	Estimate based on anticipated asset levels for the Retail Class Shares and Institutional Class Shares.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.40% for the Retail Class Shares and 1.15% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least June 30, 2024, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.